Dear Variable Annuity Owner:

After several years of poor performance, the U.S. equity markets, as measured by the major indices, showed signs of improvement in the first half of 2003. Stock investors may be responding to many factors including resolution of many uncertainties in the war in Iraq and hoped-for pick up in economic activity that is often expected from fiscal and monetary stimulus. Falling interest rates helped the bond market post positive results, particularly the high yield bond sector. Short term interest rates are at levels not seen since the 1950s, creating challenges for money market funds and subaccounts. While there is still reason for caution in the economic outlook, the positive performance of U.S. equity markets, along with the bond markets, is welcome relief from the downward trend of the past several years.

This booklet is divided into several sections. Each section contains the semi-annual report for a component of the MEMBERS(R) Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity
Account:

 Statements of Assets and Liabilities.... page 2   Statements of Changes in Net Assets..... page 7
 Statements of Operations................ page 5   Notes to Financial Statements........... page 11


The CUNA Mutual Life Variable Annuity Account invests in insurance-dedicated mutual funds. The next section of this booklet is the semi-annual report for the Ultra Series Fund which includes the Money Market Fund, Bond Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, and Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Global Securities Fund, and International Stock Fund.

The remaining sections of this booklet include the semiannual reports for funds for which the corresponding subaccounts are closed to new money. However, you may have still have money in a subaccount that invests in one or more of these funds; (1) the International Stock Portfolio of the T. Rowe Price International Series, Inc.; (2) the MFS(R) Strategic Income Series(SM) of the MFS(R) Variable Insurance Trust(SM); (3) the Oppenheimer High Income Fund/VA of the Oppenheimer Variable Account Funds; and (4) the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust. The subaccounts investing in these funds are no longer available for purchases and no money can be transferred into them.

We appreciate the opportunity you have given us to serve your long term asset accumulation and retirement income goals with MEMBERS Variable Annuity. As always, we believe a long term perspective and patience are critical to a successful investment strategy. Thank you for the trust you place in us. We will continue to work hard to earn it.

Sincerely,

/s/ Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2003
                                   (Unaudited)


                                                    MONEY                             STRATEGIC           HIGH          OPPENHEIMER
                                                    MARKET             BOND            INCOME            INCOME         HIGH INCOME
ASSETS:                                           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                  ----------        ----------       ----------        ----------       ----------
INVESTMENTS IN ULTRA SERIES FUND:
   Money Market Fund,
   51,056,665 shares at net asset value
   of $1.00 per share (cost $51,056,665)          $51,056,665     $         --     $         --     $         --     $         --

INVESTMENTS IN ULTRA SERIES FUND:
   Bond Fund,
   14,274,357 shares at net asset value of
   $10.92 per share (cost $148,769,377)                    --      155,812,982               --               --               --

INVESTMENTS IN MFS(R) VARIABLE INSURANCE TRUST(SM):
   Strategic Income Series,
   563,560 shares at net asset value of
   $10.70 per share (cost $5,749,974)                      --               --        6,030,095               --               --

INVESTMENTS IN ULTRA SERIES FUND:
   High Income Fund,
   576,170 shares at net asset value of
   $9.98 per share (cost $5,652,270)                       --               --               --        5,747,650               --

INVESTMENTS IN OPPENHEIMER
VARIABLE ACCOUNT FUNDS:
   High Income Fund/VA,
   4,123,619 shares at net asset value of
   $7.97 per share (cost $40,889,167)                      --               --               --               --       32,865,247
                                                  -----------     ------------       ----------       ----------      -----------
     Total assets                                  51,056,665      155,812,982        6,030,095        5,747,650       32,865,247
                                                  -----------     ------------       ----------       ----------      -----------

LIABILITIES:
Accrued adverse mortality and
   expense charges                                     55,057          168,750            6,479            5,807           34,870
Other accrued expenses                                  6,607           20,250              778              697            4,184
                                                  -----------     ------------       ----------       ----------      -----------
     Total liabilities                                 61,664          189,000            7,257            6,504           39,054
                                                  -----------     ------------       ----------       ----------      -----------
     Net assets                                   $50,995,001     $155,623,982       $6,022,838       $5,741,146      $32,826,193
                                                  ===========     ============       ==========       ==========      ===========

CONTRACT OWNERS' EQUITY:
Contracts in accumulation period
    (note 5)                                      $50,989,387     $155,590,825       $6,021,113       $5,741,146      $32,799,000
Contracts in annuity payment period
   (note 2 and note 5)                                  5,614           33,157            1,725               --           27,193
                                                  -----------     ------------       ----------       ----------      -----------
     Total contract owners' equity                $50,995,001     $155,623,982       $6,022,838       $5,741,146      $32,826,193
                                                  ===========     ============       ==========       ==========      ===========
     Total units outstanding
       (note 5 and note 6)                          3,940,915        9,822,694          428,716          564,848        2,805,222
                                                  ===========     ============       ==========       ==========      ===========
     Net asset value per unit                          $12.94           $15.84           $14.05           $10.16           $11.70
                                                  ===========     ============       ==========       ==========      ===========


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)


                                                                                      CAPITAL
                                                                   GROWTH AND      APPRECIATION         MID-CAP         MULTI-CAP
                                                BALANCED          INCOME STOCK         STOCK            STOCK         GROWTH STOCK
ASSETS:                                        SUBACCOUNT          SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                               ----------          ----------       ----------        ----------       ----------
INVESTMENTS IN ULTRA SERIES FUND:
   Balanced Fund,
   17,249,102 shares at net asset value of
   $16.98 per share (cost $304,701,298)        $292,861,419     $         --     $         --     $         --     $         --

INVESTMENTS IN ULTRA SERIES FUND:
   Growth and Income Stock Fund,
   12,403,925 shares at net asset value of
   $24.19 per share (cost $329,514,937)                  --      300,027,673               --               --               --

INVESTMENTS IN ULTRA SERIES FUND:
   Capital Appreciation Stock Fund,
   9,675,480 shares at net asset value of
   $15.90 per share (cost $186,867,460)                  --               --      153,824,860               --               --

INVESTMENTS IN ULTRA SERIES FUND:
   Mid-Cap Stock Fund,
   3,788,446 shares at net asset value of
   $12.50 per share (cost $46,985,326)                   --               --               --       47,363,693               --

INVESTMENTS IN ULTRA SERIES FUND:
   Multi-Cap Growth Stock Fund,
   8,514,365 shares at net asset value of
   $5.37 per share (cost $42,650,897)                    --               --               --               --       45,683,399
                                               ------------     ------------     ------------      -----------      -----------
     Total assets                               292,861,419      300,027,673      153,824,860       47,363,693       45,683,399
                                               ------------     ------------     ------------      -----------      -----------
LIABILITIES
Accrued adverse mortality and
   expense charges                                  313,761          322,852          165,403           50,739           48,219
Other accrued expenses                               37,651           38,742           19,848            6,089            5,786
                                               ------------     ------------     ------------      -----------      -----------
     Total liabilities                              351,412          361,594          185,251           56,828           54,005
                                               ------------     ------------     ------------      -----------      -----------
     Net assets                                $292,510,007     $299,666,079     $153,639,609      $47,306,865      $45,629,394
                                               ============     ============     ============      ===========      ===========

CONTRACT OWNERS' EQUITY:
Contracts in accumulation period
   (note 5)                                    $292,197,885     $299,400,074     $153,595,122      $47,301,536      $45,622,222
Contracts in annuity payment period
   (note 2 and note 5)                              312,122          266,005           44,487            5,329            7,172
                                               ------------     ------------     ------------      -----------      -----------
     Total contract owners' equity             $292,510,007     $299,666,079     $153,639,609      $47,306,865      $45,629,394
                                               ============     ============     ============      ===========      ===========
     Total units outstanding
       (note 5 and note 6)                       16,894,322       15,171,399        7,483,571        3,482,338        4,192,466
                                               ============     ============     ============      ===========      ===========
     Net asset value per unit                        $17.31           $19.75           $20.53           $13.58           $10.88
                                               ============     ============     ============      ===========      ===========


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)


                                                                                                 T. ROWE
                                               GLOBAL                 INTERNATIONAL            INTERNATIONAL             DEVELOPING
                                              SECURITIES                  STOCK                    STOCK                   MARKETS
ASSETS:                                       SUBACCOUNT               SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                              ----------               ----------               ----------               ----------
INVESTMENTS IN ULTRA SERIES FUND:
   Global Securities Fund,
   71,826 shares at net asset value of
   $7.71 per share (cost $518,543)              $553,829             $        --             $        --             $        --

INVESTMENTS IN ULTRA SERIES FUND:
   International Stock Portfolio,
   487,404 shares at net asset value of
   $7.88 per share (cost $3,600,272)                  --               3,841,234                      --                      --

INVESTMENTS IN T. ROWE PRICE
INTERNATIONAL SERIES, INC.:
   International Stock Portfolio,
   3,256,834 shares at net asset value of
   $9.92 per share (cost $43,452,352)                 --                      --              32,307,797                      --

INVESTMENTS IN FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST:
   Developing Markets Securities,
   685,343 shares at net asset value of
   $5.32 per share (cost $4,417,053)                  --                      --                      --               3,646,023
                                            ------------            ------------            ------------             -----------
     Total assets                                553,829               3,841,234              32,307,797               3,646,023
                                            ------------            ------------            ------------             -----------

LIABILITIES
Accrued adverse mortality and
   expense charges                                   565                   3,934                  35,212                   3,870
Other accrued expenses                                68                     472                   4,225                     464
                                            ------------            ------------            ------------             -----------
     Total liabilities                               633                   4,406                  39,437                   4,334
                                            ------------            ------------            ------------             -----------
     Net assets                                 $553,196              $3,836,828             $32,268,360              $3,641,689
                                            ============            ============            ============             ===========

CONTRACT OWNERS' EQUITY:
Contracts in accumulation period
   (note 5)                                     $553,196              $3,836,828             $32,249,254              $3,641,689
Contracts in annuity payment period
   (note 2 and note 5)                                --                      --                  19,106                      --
                                            ------------            ------------            ------------             -----------
     Total contract owners' equity              $553,196              $3,836,828             $32,268,360              $3,641,689
                                            ============            ============            ============             ===========
     Total units outstanding
       (note 5 and note 6)                        49,921                 356,799               3,197,211                 682,762
                                            ============            ============            ============             ===========
     Net asset value per unit                     $11.08                  $10.75                  $10.09                   $5.33
                                            ============            ============            ============             ===========



See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                            STATEMENTS OF OPERATIONS
                     For the Six Months Ended June 30, 2003
                                   (Unaudited)


                                                MONEY                              STRATEGIC            HIGH           OPPENHEIMER
                                                MARKET             BOND              INCOME            INCOME          HIGH INCOME
INVESTMENT INCOME (LOSS):                     SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                              ----------        ----------         ----------        ----------        ----------
  Dividend income                               $264,661      $         --          $314,712      $         --        $2,582,009
  Adverse mortality and expense charges
   (note 3)                                     (378,343)         (979,199)          (38,055)          (10,293)         (209,922)
  Administrative charges                         (45,401)         (117,504)           (4,567)           (1,235)          (25,191)
                                             -----------       -----------       -----------        ----------        ----------
  Net investment income (loss)                  (159,083)       (1,096,703)          272,090           (11,528)        2,346,896
                                             -----------       -----------       -----------        ----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received                --                --                --                --                --
   Proceeds from sale of securities           22,014,730        14,023,770           766,327           140,335         6,689,247
   Cost of securities sold                   (22,014,730)      (13,489,002)         (732,581)         (138,979)       (8,691,725)
                                             -----------       -----------       -----------        ----------        ----------
   Net realized gain (loss) on security
    transactions                                      --           534,768            33,746             1,356        (2,002,478)
  Net change in unrealized appreciation
   or depreciation on investments                     --         4,248,981            75,334            95,379         4,139,417
                                             -----------       -----------       -----------        ----------        ----------
   Net gain (loss) on investments                     --         4,783,749           109,080            96,735         2,139,417
                                             -----------       -----------       -----------        ----------        ----------
Net increase (decrease) in net assets
  resulting from operations                    ($159,083)       $3,687,046          $381,170           $85,207        $4,483,835
                                             ===========       ===========       ===========        ==========        ==========




                                                                                    CAPITAL
                                                                 GROWTH AND      APPRECIATION        MID-CAP           MULTI-CAP
                                               BALANCED         INCOME STOCK         STOCK            STOCK          GROWTH STOCK
INVESTMENT INCOME (LOSS):                     SUBACCOUNT         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                              ----------         ----------       ----------        ----------        ----------
  Dividend income                           $         --      $         --      $         --      $         --      $         --
  Adverse mortality and expense charges
   (note 3)                                   (1,791,297)       (1,796,981)         (921,012)         (273,161)          (89,494)
  Administrative charges                        (214,956)         (215,638)         (110,521)          (32,779)          (10,739)
                                             -----------       -----------       -----------        ----------        ----------
  Net investment income (loss)                (2,006,253)       (2,012,619)       (1,031,533)         (305,940)         (100,233)
                                             -----------       -----------       -----------        ----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received                --                --                --                --                --
   Proceeds from sale of securities           31,575,453        36,528,794        20,638,755         4,568,406           688,031
   Cost of securities sold                   (35,478,110)      (44,922,619)      (28,364,355)       (5,222,697)         (672,908)
                                             -----------       -----------       -----------        ----------        ----------
   Net realized gain (loss) on security
    transactions                              (3,902,657)       (8,393,825)       (7,725,600)         (654,291)           15,123
  Net change in unrealized appreciation
   or depreciation on investments             23,098,647        32,103,259        24,442,836         5,307,137         3,032,502
                                             -----------       -----------       -----------        ----------        ----------
   Net gain (loss) on investments             19,195,990        23,709,434        16,717,236         4,652,846         3,047,625
                                             -----------       -----------       -----------        ----------        ----------
Net increase (decrease) in net assets
  resulting from operations                  $17,189,737       $21,696,815       $15,685,703        $4,346,906        $2,947,392
                                             ===========       ===========       ===========        ==========        ==========





See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                      STATEMENTS OF OPERATIONS (CONTINUED)
                     For the Six Months Ended June 30, 2003
                                   (Unaudited)


                                                                                                    T. ROWE
                                              EMERGING             GLOBAL        INTERNATIONAL   INTERNATIONAL         DEVELOPING
                                               GROWTH            SECURITIES          STOCK           STOCK               MARKETS
INVESTMENT INCOME (LOSS):                    SUBACCOUNT          SUBACCOUNT        SUBACCOUNT      SUBACCOUNT          SUBACCOUNT
                                             ----------          ----------        ----------      ----------          ----------
  Dividend income                           $         --      $         --      $         --      $         --           $43,861
  Adverse mortality and expense charges
   (note 3)                                     (178,377)             (917)           (7,074)         (212,337)          (22,746)
  Administrative charges                         (21,405)             (110)             (849)          (25,480)           (2,730)
                                             -----------       -----------       -----------        ----------        ----------
  Net investment income (loss)                  (199,782)           (1,027)           (7,923)         (237,817)           18,385
                                             -----------       -----------       -----------        ----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received                --                --                --                --                --
   Proceeds from sale of securities           49,878,111            39,727             4,173         8,796,969           816,218
   Cost of securities sold                   (80,497,872)          (36,964)           (3,863)      (13,033,397)       (1,101,596)
   Net realized gain (loss) on security
    transactions                             (30,619,761)            2,763               310        (4,236,428)         (285,378)
                                             -----------       -----------       -----------        ----------        ----------
  Net change in unrealized appreciation
   or depreciation on investments             34,384,723            35,286           240,962         6,168,788           728,571
                                             -----------       -----------       -----------        ----------        ----------
   Net gain (loss) on investments              3,764,962            38,049           241,272         1,932,360           443,193
                                             -----------       -----------       -----------        ----------        ----------
Net increase (decrease) in net assets
  resulting from operations                   $3,565,180           $37,022          $233,349        $1,694,543          $461,578
                                             ===========       ===========       ===========        ==========        ==========


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                       STATEMENTS OF CHANGES IN NET ASSETS
       For Six Months Ended June 30, 2003 and Year Ended December 31, 2002
                                   (Unaudited)



                                                        MONEY MARKET SUBACCOUNT                  BOND SUBACCOUNT
OPERATIONS:                                             2003               2002               2003               2002
                                                        ----               ----               ----               ----
  Net investment income (loss)                       ($159,083)           $71,771        ($1,096,703)        $4,598,259
  Net realized gain (loss) on
   security transactions                                    --                 --            534,768            168,033
  Net change in unrealized appreciation
   or depreciation on investments                           --                 --          4,248,981          3,825,565
                                                   -----------        -----------       ------------       ------------
    Change in net assets from operations              (159,083)            71,771          3,687,046          8,591,857
                                                   -----------        -----------       ------------       ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                      14,943,085         61,832,512         49,626,584        118,321,062
  Cost of units repurchased                        (34,143,215)       (79,795,978)       (49,539,801)       (87,210,056)
  Actuarial adjustments for mortality
   experience on annuities in payment period                 8                 18                190                454
  Annuity benefit payments                                (234)              (482)            (1,592)            (1,426)
                                                   -----------        -----------       ------------       ------------
   Change in net assets from capital
    unit transactions                              (19,200,356)       (17,963,930)            85,381         31,110,034
                                                   -----------        -----------       ------------       ------------
Increase (decrease) in net assets                  (19,359,439)       (17,892,159)         3,772,427         39,701,891
NET ASSETS:
  Beginning of period                               70,354,440         88,246,599        151,851,555        112,149,664
                                                   -----------        -----------       ------------       ------------
  End of period                                    $50,995,001        $70,354,440       $155,623,982       $151,851,555
                                                   ===========        ===========       ============       ============





                                                      STRATEGIC INCOME SUBACCOUNT              HIGH INCOME SUBACCOUNT
OPERATIONS:                                             2003               2002               2003
                                                        ----               ----               ----
  Net investment income (loss)                        $272,090           $174,807           ($11,528)
  Net realized gain (loss) on
   security transactions                                33,746            (25,544)             1,356
  Net change in unrealized appreciation
   or depreciation on investments                       75,334            303,044             95,379
                                                   -----------        -----------       ------------
    Change in net assets from operations               381,170            452,307             85,207
                                                   -----------        -----------       ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sale of units                                8          2,220,027          6,470,300
  Cost of units repurchased                           (723,058)        (5,013,939)          (814,361)
  Actuarial adjustments for mortality
   experience on annuities in payment period                14                 26                 --
  Annuity benefit payments                                 (95)              (180)                --
                                                   -----------        -----------       ------------
   Change in net assets from capital
    unit transactions                                 (723,131)        (2,794,066)         5,655,939
                                                   -----------        -----------       ------------
Increase (decrease) in net assets                     (341,961)        (2,341,759)         5,741,146
NET ASSETS:
  Beginning of period                                6,364,799          8,706,558                 --
                                                   -----------        -----------       ------------
  End of period                                     $6,022,838         $6,364,799         $5,741,146
                                                   ===========        ===========       ============


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
       For Six Months Ended June 30, 2003 and Year Ended December 31, 2002
                                   (Unaudited)

                                                  OPPENHEIMER HIGH INCOME SUBACCOUNT           BALANCED SUBACCOUNT
OPERATIONS:                                            2003               2002               2003               2002
                                                       ----               ----               ----               ----
  Net investment income (loss)                      $2,346,896         $3,555,492        ($2,006,253)        $5,152,647
  Net realized gain (loss) on
   security transactions                            (2,002,478)        (3,423,208)        (3,902,657)        (4,995,812)
  Net change in unrealized appreciation
   or depreciation on investments                    4,139,417         (1,772,770)        23,098,647        (50,984,603)
                                                   -----------        -----------       ------------       ------------
    Change in net assets from operations             4,483,835         (1,640,486)        17,189,737        (50,827,768)
                                                   -----------        -----------       ------------       ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sale of units                        8,850,055         24,045,821         54,352,349        145,356,902
  Cost of units repurchased                        (13,823,922)       (31,196,508)       (82,427,934)      (212,576,281)
  Actuarial adjustments for mortality
   experience on annuities in payment period               102                494             (5,172)            14,391
  Annuity benefit payments                              (1,136)            (2,185)           (11,399)           (41,911)
                                                   -----------        -----------       ------------       ------------
   Change in net assets from capital
    unit transactions                               (4,974,901)        (7,152,378)       (28,092,156)       (67,246,899)
                                                   -----------        -----------       ------------       ------------
Increase (decrease) in net assets                     (491,066)        (8,792,864)       (10,902,419)      (118,074,667)
NET ASSETS:
  Beginning of period                               33,317,259         42,110,123        303,412,426        421,487,093
                                                   -----------        -----------       ------------       ------------
  End of period                                    $32,826,193        $33,317,259       $292,510,007       $303,412,426
                                                   ===========        ===========       ============       ============





                                                  GROWTH AND INCOME STOCK SUBACCOUNT    CAPITAL APPRECIATION STOCK SUBACCOUNT
OPERATIONS:                                            2003                2002               2003               2002
                                                       ----                ----               ----               ----
  Net investment income (loss)                     ($2,012,619)         ($677,889)       ($1,031,533)       ($2,513,292)
  Net realized gain (loss) on
   security transactions                            (8,393,825)        (9,118,292)        (7,725,600)       (12,229,657)
  Net change in unrealized appreciation
   or depreciation on investments                   32,103,259        (98,514,044)        24,442,836        (76,684,989)
                                                  ------------       ------------       ------------       ------------
    Change in net assets from operations            21,696,815       (108,310,225)        15,685,703        (91,427,938)
                                                  ------------       ------------       ------------       ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                      56,233,422        166,083,194         31,934,300         99,825,649
  Cost of units repurchased                        (89,424,530)      (251,874,343)       (51,083,076)      (141,912,850)
  Actuarial adjustments for mortality
   experience on annuities in payment period            (2,449)             6,864                117                609
  Annuity benefit payments                             (30,763)           (49,897)            (8,159)            (5,101)
                                                  ------------       ------------       ------------       ------------
   Change in net assets from capital
    unit transactions                              (33,224,320)       (85,834,182)       (19,156,818)       (42,091,693)
                                                  ------------       ------------       ------------       ------------
  Increase (decrease) in net assets                (11,527,505)      (194,144,407)        (3,471,115)      (133,519,631)
NET ASSETS:
  Beginning of period                              311,193,584        505,337,991        157,110,724        290,630,355
                                                  ------------       ------------       ------------       ------------
  End of period                                   $299,666,079       $311,193,584       $153,639,609       $157,110,724
                                                  ============       ============       ============       ============




See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
       For Six Months Ended June 30, 2003 and Year Ended December 31, 2002
                                   (Unaudited)


                                                     MID-CAP STOCK SUBACCOUNT            MULTI-CAP GROWTH STOCK SUBACCOUNT
OPERATIONS:                                            2003             2002              2003
                                                       ----             ----              ----
  Net investment income (loss)                      ($305,940)        ($527,807)        ($100,233)
  Net realized gain (loss) on
   security transactions                             (654,291)           91,991            15,123
  Net change in unrealized appreciation
   or depreciation on investments                   5,307,137       (12,045,360)        3,032,502
                                                  -----------       -----------       -----------
    Change in net assets from operations            4,346,906       (12,481,176)        2,947,392
                                                  -----------       -----------       -----------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                     10,143,894        31,853,982        46,032,400
  Cost of units repurchased                       (13,267,744)      (33,494,439)       (3,350,288)
  Actuarial adjustments for mortality
   experience on annuities in payment period               14                30                10
  Annuity benefit payments                               (175)             (407)             (120)
                                                  -----------       -----------       -----------
   Change in net assets from capital
    unit transactions                              (3,124,011)       (1,640,834)       42,682,002
                                                  -----------       -----------       -----------
  Increase (decrease) in net assets                 1,222,895       (14,122,010)       45,629,394
NET ASSETS:
  Beginning of period                              46,083,970        60,205,980                --
                                                  -----------       -----------       -----------
  End of period                                   $47,306,865       $46,083,970       $45,629,394
                                                  ===========       ===========       ===========






                                                     EMERGING GROWTH SUBACCOUNT           GLOBAL SECURITIES SUBACCOUNT
OPERATIONS:                                            2003              2002               2003
                                                       ----              ----               ----
  Net investment income (loss)                      ($199,782)        ($907,239)          ($1,027)
  Net realized gain (loss) on
   security transactions                          (30,619,761)       (9,132,071)            2,763
  Net change in unrealized appreciation
   or depreciation on investments                  34,384,723       (19,848,702)           35,286
                                                  -----------       -----------       -----------
    Change in net assets from operations            3,565,180       (29,888,012)           37,022
                                                  -----------       -----------       -----------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                      9,760,268        43,996,514           555,987
  Cost of units repurchased                       (59,305,565)      (59,661,241)          (39,813)
  Actuarial adjustments for mortality
   experience on annuities in payment period               38               260                --
  Annuity benefit payments                            (23,999)           (2,791)               --
                                                  -----------       -----------       -----------
   Change in net assets from capital
    unit transactions                             (49,569,258)      (15,667,258)          516,174
                                                  -----------       -----------       -----------
  Increase (decrease) in net assets               (46,004,078)      (45,555,270)          553,196
NET ASSETS:
  Beginning of period                              46,004,078        91,559,348                --
                                                  -----------       -----------       -----------
  End of period                                   $        --       $46,004,078          $553,196
                                                  ===========       ===========       ===========



See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
       For Six Months Ended June 30, 2003 and Year Ended December 31, 2002
                                   (Unaudited)


                                                                                                T. ROWE INTERNATIONAL
                                                    INTERNATIONAL STOCK SUBACCOUNT                 STOCK SUBACCOUNT
OPERATIONS:                                             2003                                   2003               2002
                                                        ----                                   ----               ----
  Net investment income (loss)                        ($7,923)                              ($237,817)        ($275,101)
  Net realized gain (loss) on
   security transactions                                  310                              (4,236,428)       (3,566,225)
  Net change in unrealized appreciation
   or depreciation on investments                     240,962                               6,168,788        (6,916,142)
                                                   ----------                             -----------       -----------
    Change in net assets from operations              233,349                               1,694,543       (10,757,468)
                                                   ----------                             -----------       -----------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                      4,383,232                              10,051,890        43,109,839
  Cost of units repurchased                          (779,753)                            (18,434,861)      (54,254,694)
  Actuarial adjustments for mortality
   experience on annuities in payment period               --                                      70               196
  Annuity benefit payments                                 --                                  (6,088)           (2,772)
                                                   ----------                             -----------       -----------
   Change in net assets from capital
    unit transactions                               3,603,479                              (8,388,989)      (11,147,431)
                                                   ----------                             -----------       -----------
  Increase (decrease) in net assets                 3,836,828                              (6,694,446)      (21,904,899)
NET ASSETS:
  Beginning of period                                      --                              38,962,806        60,867,705
                                                   ----------                             -----------       -----------
  End of period                                    $3,836,828                             $32,268,360       $38,962,806
                                                   ==========                             ===========       ===========





                                                   DEVELOPING MARKETS SUBACCOUNT
OPERATIONS:                                           2003              2002
                                                      ----              ----
  Net investment income (loss)                       $18,385           $1,791
  Net realized gain (loss) on
   security transactions                            (285,378)        (614,886)
  Net change in unrealized appreciation
   or depreciation on investments                    728,571          523,639
                                                  ----------       ----------
    Change in net assets from operations             461,578          (89,456)
                                                  ----------       ----------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                       577,757        3,367,443
  Cost of units repurchased                       (1,335,838)      (4,310,491)
  Actuarial adjustments for mortality
   experience on annuities in payment period              --               --
  Annuity benefit payments                                --               --
                                                  ----------       ----------
   Change in net assets from capital
    unit transactions                               (758,081)        (943,048)
                                                  ----------       ----------
  Increase (decrease) in net assets                 (296,503)      (1,032,504)
NET ASSETS:
  Beginning of period                              3,938,192        4,970,696
                                                  ----------       ----------
  End of period                                   $3,641,689       $3,938,192
                                                  ==========       ==========


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                          NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     Investments

     The Variable Account currently is divided into fourteen subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has ten funds available as investment options under the Contracts. T. Rowe Price International Series, Inc. has one fund available as an investment option under the Contracts, MFS Variable Insurance Trust has one fund available as an investment option under the Contracts, Oppenheimer Variable Account Funds has one fund available as an investment option under the Contracts and Franklin Templeton Variable Insurance Products Trust has one fund available as an investment option under the Contracts. The T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the Contracts. These fund companies may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund.

     MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Series, Inc.

     Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Strategic Income Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance Trust(SM).

     OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

     Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Variable Account to the extent the earnings are credited under the contracts. Accordingly, no charge for income tax is currently recorded to the Variable Account. If such taxes are incurred by the Company in the future, a charge to the Variable Account may be assessed.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)  FEES AND CHARGES

     Contract Charges

     SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     ANNUAL CONTRACT FEE. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

     TRANSFER FEE. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     PREMIUM TAXES. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

     ASSET-BASED ADMINISTRATION CHARGE. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

(4)  INVESTMENT TRANSACTIONS

     The cost of shares purchased, including reinvestment of dividend distributions, during the six months ended June 30, 2003 was as follows:

     Money Market Fund...........................................    $2,629,072
     Bond Fund...................................................    13,017,221
     Strategic Income Series.....................................       314,698
     High Income Fund............................................     5,791,249
     Oppenheimer High Income Fund................................     4,059,504
     Balanced Fund...............................................     1,450,267
     Growth and Income Stock Fund................................     1,261,226
     Capital Appreciation Stock Fund.............................       436,816
     Mid-Cap Stock Fund..........................................     1,137,722
     Multi-Cap Growth Stock Fund.................................    43,323,805
     Emerging Growth Series......................................        50,923
     Global Securities Fund......................................       555,507
     International Stock Portfolio...............................     3,604,135
     T. Rowe International Stock Fund............................       161,355
     Developing Markets Fund.....................................        75,926


(5)  ACCUMULATION UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in accumulation units of each subaccount of the Variable Account for the year ended December 31, 2002 and for the six-month period ended June 30, 2003, were as follows:

                                                          MONEY                          STRATEGIC        HIGH        OPPENHEIMER
                                                         MARKET           BOND            INCOME         INCOME       HIGH INCOME
     UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                       ----------      ----------       ----------     ----------     ----------
     Outstanding at December 31, 2001                  6,807,222        7,753,246         705,015                      3,944,684
     Sold                                              4,767,320        7,900,302         179,112                      2,330,721
     Repurchased                                      (6,152,265)      (5,846,321)       (402,041)                    (3,033,181)
                                                      ----------        ---------       ---------                      ---------
     Outstanding at December 31, 2002                  5,422,277        9,807,227         482,086             --       3,242,224
     Sold                                              1,152,988        3,176,964              --        645,728         830,555
     Repurchased                                      (2,634,785)      (3,163,591)        (53,493)       (80,880)     (1,269,881)
                                                      ----------        ---------       ---------      ---------       ---------
     Outstanding at June 30, 2003                      3,940,480        9,820,600         428,593        564,848       2,802,898
                                                      ----------        ---------       ---------      ---------       ---------

     UNITS FOR ANNUITIZED CONTRACTS:
     Outstanding at December 31, 2001                        487            1,109             141                          2,412
     Sold                                                      2              159               2                            222
     Repurchased                                             (37)             (95)            (14)                          (214)
                                                      ----------        ---------       ---------                      ---------
     Outstanding at December 31, 2002                        452            1,173             129             --           2,420
     Sold                                                      2            1,025               1             --              12
     Repurchased                                             (19)            (104)             (7)            --            (108)
                                                      ----------        ---------       ---------      ---------       ---------
     Outstanding at June 30, 2003                            435            2,094             123             --           2,324
                                                      ----------        ---------       ---------      ---------       ---------

     Total units outstanding at June 30, 2003          3,940,915        9,822,694         428,716        564,848       2,805,222
                                                      ==========        =========       =========      =========       =========

                                                                                          CAPITAL
                                                                       GROWTH AND      APPRECIATION      MID-CAP       MULTI-CAP
                                                        BALANCED      INCOME STOCK         STOCK          STOCK      GROWTH STOCK
     UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                       ----------      ----------       ----------     ----------     ----------
     Outstanding at December 31, 2001                 22,685,254       21,401,514      10,676,936      3,992,089
     Sold                                              8,446,921        7,986,783       4,644,198      2,283,117
     Repurchased                                     (12,503,652)     (12,351,820)     (6,786,211)    (2,522,954)
                                                      ----------        ---------       ---------      ---------
     Outstanding at December 31, 2002                 18,628,523       17,036,477       8,534,923      3,752,252              --
     Sold                                              3,322,773        3,121,762       1,720,205        825,032       4,509,260
     Repurchased                                      (5,075,005)      (5,000,309)     (2,773,725)    (1,095,338)       (317,453)
                                                      ----------        ---------       ---------      ---------       ---------
     Outstanding at June 30, 2003                     16,876,291       15,157,930       7,481,403      3,481,946       4,191,807
                                                      ----------       ----------       ---------      ---------       ---------

     UNITS FOR ANNUITIZED CONTRACTS:
     Outstanding at December 31, 2001                     11,878           17,365           2,754            433
     Sold                                                  7,830              422             100              4
     Repurchased                                          (2,492)          (2,500)           (237)           (32)
                                                      ----------        ---------       ---------      ---------
     Outstanding at December 31, 2002                     17,216           15,287           2,617            405              --
     Sold                                                  1,906              159               9              3             672
     Repurchased                                          (1,091)          (1,977)           (458)           (16)            (13)
                                                      ----------        ---------       ---------      ---------       ---------
     Outstanding at June 30, 2003                         18,031           13,469           2,168            392             659
                                                      ----------        ---------       ---------      ---------       ---------

     Total units outstanding at June 30, 2003         16,894,322       15,171,399       7,483,571      3,482,338       4,192,466
                                                      ==========       ==========       =========      =========       =========




                                                                                                         T. ROWE
                                                        EMERGING         GLOBAL        INTERNATIONAL  INTERNATIONAL   DEVELOPING
                                                         GROWTH        SECURITIES          STOCK          STOCK         MARKETS
     UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                       ----------      ----------       ----------     ----------     ----------
     Outstanding at December 31, 2001                  6,299,987                                       5,166,454       1,046,309
     Sold                                              3,837,424                                       4,036,939         680,122
     Repurchased                                      (5,290,284)                                     (5,098,627)       (884,588)
                                                      ----------                                       ---------       ---------
     Outstanding at December 31, 2002                  4,847,127               --              --      4,104,766         841,843
     Sold                                              1,022,037           53,572         430,609      1,123,587         124,676
     Repurchased                                      (5,869,164)          (3,651)        (73,810)    (2,033,036)       (283,757)
                                                      ----------        ---------       ---------      ---------       ---------
     Outstanding at June 30, 2003                             --           49,921         356,799      3,195,317         682,762
                                                      ----------        ---------       ---------      ---------       ---------

     UNITS FOR ANNUITIZED CONTRACTS:
     Outstanding at December 31, 2001                      2,666                                           2,796              --
     Sold                                                     24                                              21              --
     Repurchased                                            (244)                                           (261)             --
                                                      ----------                                       ---------       ---------
     Outstanding at December 31, 2002                      2,446               --              --          2,556              --
     Sold                                                      7               --              --             10              --
     Repurchased                                          (2,453)              --              --           (672)             --
                                                      ----------        ---------       ---------      ---------       ---------
     Outstanding at June 30, 2003                             --               --              --          1,894              --
                                                      ----------        ---------       ---------      ---------       ---------

     Total units outstanding at June 30, 2003                 --           49,921         356,799      3,197,211         682,762
                                                      ==========        =========       =========      =========       =========


(6)  CONDENSED FINANCIAL INFORMATION

     The table below gives per unit information about the financial history of each subaccount for each period.



                                              MONEY MARKET                BOND              STRATEGIC INCOME          HIGH INCOME
                                               SUBACCOUNT              SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                               ----------              ----------              ----------             ----------
     UNIT VALUE:                             2003       2002         2003       2002         2003       2002         2003*
                                             ----       ----         ----       ----         ----       ----         -----
       Beginning of period                 $12.97     $12.96       $15.48     $14.46       $13.20     $12.35       $10.00

       End of period                        12.94      12.97        15.84      15.48        14.05      13.20        10.16

     NET ASSETS AT END OF PERIOD (000S)    50,995     70,354      155,624    151,852        6,023      6,365        5,741

     UNITS OUTSTANDING AT END OF
       PERIOD (000S)                        3,941      5,423        9,823      9,808          429        482          565

     TOTAL RETURN(1)                        (0.23%)     0.08%        2.33%      7.05%        6.44%      6.88%        1.60%**

     INVESTMENT INCOME RATIO(2)              0.44%      1.49%        0.00%      5.01%        5.17%      3.80%        0.00%

     EXPENSE RATIO(3)                        1.40%      1.40%        1.40%      1.40%        1.40%      1.40%        1.40%

                                           OPPENHEIMER HIGH            BALANCED         GROWTH AND INCOME      CAPITAL APPRECIATION
                                           INCOME SUBACCOUNT          SUBACCOUNT        STOCK SUBACCOUNT         STOCK SUBACCOUNT
                                           -----------------          ----------        ----------------         ----------------
     UNIT VALUE:                            2003       2002         2003       2002      2003       2002         2003       2002
                                            ----       ----         ----       ----      ----       ----         ----       ----
       Beginning of period                $10.27     $10.67       $16.27     $18.57    $18.25     $23.59       $18.40     $27.21

       End of period                       11.70      10.27        17.31      16.27     19.75      18.25        20.53      18.40

     NET ASSETS AT END OF PERIOD (000S)   32,826     33,317      292,510    303,412   299,666    311,194      153,640    157,111

     UNITS OUTSTANDING AT END OF
       PERIOD (000S)                       2,805      3,245       16,894     18,646    15,171     17,052        7,484      8,538

     TOTAL RETURN(1)                       13.92%     (3.75%)       6.39%    (12.39%)    8.22%    (22.64%)      11.58%    (32.38%)

     INVESTMENT INCOME RATIO(2)             7.69%     10.94%        0.00%      2.83%     0.00%      1.23%        0.00%      0.21%

     EXPENSE RATIO(3)                       1.40%      1.40%        1.40%      1.40%     1.40%      1.40%        1.40%      1.40%



                                             MID-CAP STOCK         MULTI-CAP GROWTH      EMERGING GROWTH         GLOBAL SECURITIES
                                              SUBACCOUNT           STOCK SUBACCOUNT        SUBACCOUNT               SUBACCOUNT
                                              ----------           ----------------        ----------               ----------

     UNIT VALUE:                            2003       2002         2003*                2003       2002         2003*
                                            ----       ----         -----                ----       ----         -----
       Beginning of period                $12.28     $15.08       $10.00                $9.49     $14.53       $10.00

       End of period                       13.58      12.28        10.88                10.34***    9.49        11.08

     NET ASSETS AT END OF PERIOD (000S)   47,307     46,084       45,629                   --     46,004          553

     UNITS OUTSTANDING AT END OF
       PERIOD (000S)                       3,482      3,753        4,192                   --      4,850           50

     TOTAL RETURN(1)                       10.59%    (18.57%)       8.80%**              8.96%**  (34.69%)      10.80%**

     INVESTMENT INCOME RATIO(2)             0.00%      0.46%        0.00%                0.00%      0.00%        0.00%

     EXPENSE RATIO(3)                       1.40%      1.40%        1.40%                1.40%      1.40%        1.40%


                                                                        T. ROWE
                                             INTERNATIONAL           INTERNATIONAL     DEVELOPING MARKETS
                                           STOCK SUBACCOUNT        STOCK SUBACCOUNT        SUBACCOUNT
                                           ----------------        ----------------        ----------

     UNIT VALUE:                            2003                    2003       2002      2003       2002
                                            ----                    ----       ----      ----       ----

       Beginning of period                $10.00                   $9.49     $11.77     $4.68      $4.75

       End of period                       10.75                   10.09       9.49      5.33       4.68

     NET ASSETS AT END OF PERIOD (000S)    3,837                  32,268     38,963     3,642      3,938

     UNITS OUTSTANDING AT END OF
       PERIOD (000S)                         357                   3,197      4,107       683        842

     TOTAL RETURN(1)                        7.50%**                 6.32%    (19.37%)   13.89%     (1.47%)

     INVESTMENT INCOME RATIO(2)             0.00%                   0.00%      0.84%     1.21%      1.44%

     EXPENSE RATIO(3)                       1.40%                   1.40%      1.40%     1.40%      1.40%

     (1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

     (2) These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense and administrative charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

     (3) These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.


     * This investment option was added on May, 2003 with all subaccounts starting with a $10.00 unit price.

     ** Not annualized.

     ***This price is effective on May 2, 2003, the date of the fund substitution.